Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.90%	59.40%
Risk-free interest	2.10%	1.40%
Expected life (in years)	4 years 9 months 3 days	4 years 11 months 26 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.40%	50.70%
Risk-free interest	1.60%	0.80%
Expected life (in years)	3 years 5 months 5 days	2 years 9 months 14 days